Related party transactions - Related party statement of income or loss (Details)		12 Months Ended
	Jan. 01, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage revenue		$ 0	$ 5,657,000	$ 0
Voyage expenses		(4,495,000)	(9,194,000)	(1,461,000)
Vessel operating costs		(33,061,000)	(33,084,000)	(35,427,000)
Administrative expenses		(15,450,000)	(13,175,000)	(13,557,000)
Restricted stock amortization		$ 47,340,000	$ 20,397,000	22,931,000
Restricted Stock
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares		1,817,750	1,047,997
Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		$ 300
LR1/Panamax
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		250
Amounts due to a related party bunker supplier
Disclosure of transactions between related parties [line items]
Purchases of bunkers		4,784,000	$ 45,957,000	2,561,000
Other related parties | Scorpio LR1 Pool Limited | LR1
Disclosure of transactions between related parties [line items]
Pool revenue		0	11,196,000	47,053,000
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Pool revenue		21,555,000	2,358,000	0
Administrative fees charged by SSH		(10,500,000)	11,000,000	12,200,000
Reimbursement of expenses		25,145	81,762	51,962
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted Stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization		$ (5,000,000)	$ 2,000,000	$ 1,300,000
Issuance of restricted stock, net of forfeitures (in shares) | shares		695,400	493,300	315,950
Other related parties | Prepaid expense - SCM
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, percent		1.50%
Commission on gross revenue per charter fixture when excluded in pools, percent		1.25%
Reimbursement of expenses		$ 26,653	$ 36,869	$ 14,726
Other related parties | Prepaid expense - SCM | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		250
Other related parties | Prepaid expense - SCM | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		325
Other related parties | Prepaid expense - SCM | LR1/Panamax
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		300
Other related parties | Prepaid vessel operating expenses - SSM
Disclosure of transactions between related parties [line items]
Technical management fee		28,300,000	29,800,000	32,700,000
Crew wages		136,300,000	141,200,000	152,000,000
Fixed annual technical management fee	$ 187,500	175,000
Other related parties | Amounts due to related party port agents
Disclosure of transactions between related parties [line items]
Voyage expenses		500,000	2,400,000	19,175
Vessel operating costs		4,800,000	3,300,000	2,700,000
Scorpio MR Pool Limited | Other related parties | MR
Disclosure of transactions between related parties [line items]
Pool revenue		605,442,000	639,743,000	256,874,000
Scorpio MR Pool Limited | Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue		605,442,000	639,743,000	256,874,000
Scorpio LR2 Pool Limited | Other related parties | LR2
Disclosure of transactions between related parties [line items]
Pool revenue		405,244,000	456,002,000	180,912,000
Scorpio LR2 Pool Limited | Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue		405,244,000	456,002,000	180,912,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue		135,481,000	79,636,000	50,143,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue		135,481,000	79,636,000	50,143,000
Mercury Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Pool revenue		$ 9,077,000	$ 0	$ 0